Allowance for Loan Losses - Recorded Investment of Loan Sales (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Amount of loan sales	$ 152,177	$ 12,958	$ 173,473	$ 90,477	$ 105,248
Real estate loans
Financing Receivable, Impaired [Line Items]
Amount of loan sales	23,475	2,958	20,248	15,040	9,151
Commercial loans
Financing Receivable, Impaired [Line Items]
Amount of loan sales	126,838	10,000	138,244	35,260	72,597
Loans to financial institutions and acceptances
Financing Receivable, Impaired [Line Items]
Amount of loan sales	0	0	0	40,177	23,500
Consumer loans and overdrafts
Financing Receivable, Impaired [Line Items]
Amount of loan sales	$ 1,864	$ 0	$ 14,981	$ 0	$ 0